General	12 Months Ended
Dec. 31, 2021
General
General	General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Everlake Life Insurance Company (“ELIC”, formerly known as Allstate Life Insurance Company), and its wholly owned subsidiaries (collectively referred to as the “Company”). ELIC is wholly owned by Everlake US Holdings Company, which is wholly owned by Everlake US Parent Company, a wholly owned subsidiary of Everlake Holdings, LP. These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
Prior to November 1, 2021, the Company was wholly owned by Allstate Insurance Company (“AIC”), which is ultimately a wholly owned subsidiary of The Allstate Corporation (the “Corporation”).
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell the Company and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021 and the sale of the Company and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of the Company. Subsequently, the Company was renamed to Everlake Life Insurance Company. The Company did not elect the option to apply pushdown accounting in these financial statements upon change in control.
On November 1, 2021, Everlake US Holdings Company contributed all the issued and outstanding common stock of Everlake Assurance Company (“EAC”, formerly known as Allstate Assurance Company) to the Company.
On March 29, 2021, the Company entered into a stock purchase agreement with Wilton Reassurance Company to sell all of the shares of common stock of Allstate Life Insurance Company of New York (“ALNY”), a wholly owned subsidiary of the Company. This transaction resulted in the Company’s divestiture of all of its New York life and annuity business. The necessary state regulatory approvals were received and the sale of ALNY was completed on October 1, 2021. See Note 3 for further detail.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
The Company operates as a single segment entity based on the manner in which the chief operating decision maker uses financial information to evaluate business performance and to determine the allocation of resources.
Nature of operations
The Company previously offered traditional, interest-sensitive and variable life insurance. The Company distributed its products through Allstate exclusive agents and exclusive financial specialists. The Company discontinued sales of life insurance products during third quarter 2021. The Company also sold voluntary accident and health insurance through workplace enrolling independent agents and benefits brokers in New York prior to the sale of ALNY on October 1, 2021. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2021	2020	2019
Premiums
Traditional life insurance	$608	$531	$557
Accident and health insurance	66	87	120
Total premiums	674	618	677

Contract charges
Interest-sensitive life insurance	735	665	669
Fixed annuities	8	10	13
Total contract charges	743	675	682
Total premiums and contract charges	$1,417	$1,293	$1,359
The Company operates in the U.S. (49 states and the District of Columbia). Prior to the ALNY sale, the Company also operated in New York. For 2021, the top geographic locations for direct statutory premiums and annuity considerations were California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of direct statutory premiums and annuity considerations.